Shareholder Fees	Oct. 21, 2026 USD ($)
Overlay Shares Nasdaq 100 Income ETF | Overlay Shares Nasdaq 100 Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0